CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Vessels	$ 2,957,848	$ 948,004
Containers and handling equipment	1,365,759	520,887
Other tangible assets	68,947	67,133
Intangible assets	73,833	66,465
Investments in associates	12,223	8,441
Other investments	169,201	4,888
Trade and other receivables	107,020	5,293
Deferred tax assets	2,142	1,502
Total non-current assets	4,756,973	1,622,613
Inventories	118,965	52,237
Trade and other receivables	1,278,142	520,001
Other investments	2,144,458	58,976
Cash and cash equivalents	1,543,300	570,414
Total current assets	5,084,865	1,201,628
Total assets	9,841,838	2,824,241
Equity
Share capital and reserves	2,011,409	1,790,794
Retained earnings (deficit)	2,580,596	(1,523,528)
Equity attributable to owners of the Company	4,592,005	267,266
Non-controlling interests	7,524	7,189
Total equity	4,599,529	274,455
Liabilities
Lease liabilities	2,178,676	811,840
Loans and other liabilities	120,827	519,471
Employee benefits	65,592	66,626
Deferred tax liabilities	120,619	339
Total non-current liabilities	2,485,714	1,398,276
Trade and other payables	1,086,214	398,876
Provisions	28,333	21,420
Contract liabilities	618,342	230,469
Lease liabilities	893,004	362,176
Loans and other liabilities	130,702	138,569
Total current liabilities	2,756,595	1,151,510
Total liabilities	5,242,309	2,549,786
Total equity and liabilities	$ 9,841,838	$ 2,824,241